OTHER INCOME (EXPENSE) - NET (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Equity method investment income (loss) (Note 11)	$ 44	$ (70)	$ (64)	$ 60	$ (179)
Net interest and investment income (loss)			63	42	71
Purchases and sales of business interests	(3)	2	209	22	(123)
Derivative instruments (Note 18)	(3)	(22)	(25)	47	27
Licensing income	11	9	97	71	52
Other – net	25	16	44	128	185
Total other income (expense) – net	$ 73	$ (64)	$ 324	$ 370	$ 33